Related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Schedule of balances and transactions with fellow Lloyds Banking Group undertakings
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 June 2021	At 31 Dec 2020
	£m	£m

Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	692	738
Derivative financial instruments	680	690
	1,372	1,428
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	7,169	6,875
Derivative financial instruments	797	1,424
Debt securities in issue	13,757	12,686
Subordinated liabilities	5,627	4,599
	27,350	25,584